Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	14.75%	17.11%	20.87%	(9.08%)	14.51%	12.38%